Derivative Financial Instruments and Risk Management Policies - Liquidity Risk (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Average maturity of net financial debt	13 years 1 month 9 days
Period to pay all commitments	12 months
Net debt held as a hedging instrument	€ 26,687
Current lease liabilities	2,020	€ 1,679
Non-current financial liabilities	11,434
Telefónica, S.A.
Disclosure of financial liabilities [line items]
Total carrying amount	39,079	42,295
Current lease liabilities	€ 2,020	€ 1,679
Minimum
Disclosure of financial liabilities [line items]
Average maturity of net financial debt	6 years
2023 | Telefónica, S.A.
Disclosure of financial liabilities [line items]
Total carrying amount	€ 4,020